Distribution Date:	05/16/25	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	30,325,167.24	15,772,555.29	89,732.17	0.00	0.00	15,862,287.46	14,552,611.95	44.75%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	424,851,000.00	0.00	1,353,079.63	0.00	0.00	1,353,079.63	424,851,000.00	44.75%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644UBE7	4.215629%	96,531,000.00	96,531,000.00	0.00	339,115.78	0.00	0.00	339,115.78	96,531,000.00	32.61%	22.75%
B	46644UBF4	4.215629%	88,209,000.00	88,209,000.00	0.00	309,880.38	0.00	0.00	309,880.38	88,209,000.00	21.52%	16.12%
C	46644UBG2	4.215629%	58,251,000.00	58,251,000.00	0.00	204,637.19	0.00	0.00	204,637.19	58,251,000.00	14.20%	11.75%
D	46644UBJ6	3.715629%	56,587,000.00	56,587,000.00	0.00	175,213.60	0.00	0.00	175,213.60	56,587,000.00	7.08%	7.50%
E	46644UAL2	3.965629%	33,286,000.00	33,286,000.00	0.00	109,999.95	0.00	0.00	109,999.95	33,286,000.00	2.89%	5.00%
F*	46644UAN8	3.965629%	18,308,000.00	18,308,000.00	0.00	40,790.70	0.00	0.00	40,790.70	18,308,000.00	0.59%	3.62%
NR	46644UAQ1	3.965629%	48,265,099.00	4,714,625.43	0.00	0.00	0.00	0.00	0.00	4,714,625.43	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	811,062,792.67	15,772,555.29	2,622,449.40	0.00	0.00	18,395,004.69	795,290,237.38

X-A	46644UBC1	0.339818%	1,028,550,000.00	551,707,167.24	0.00	156,233.26	0.00	0.00	156,233.26	535,934,611.95
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	18,308,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	46644UAJ7	0.250000%	48,265,099.00	4,714,625.43	0.00	982.21	0.00	0.00	982.21	4,714,625.43
Notional Sub Total			1,331,456,099.00	811,062,792.67	0.00	191,542.14	0.00	0.00	191,542.14	795,290,237.38

Deal Distribution Total					15,772,555.29	2,813,991.54	0.00	0.00	18,586,546.83

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644UAZ1	121.30066896	63.09022116	0.35892868	0.00000000	0.00000000	0.00000000	0.00000000	63.44914984	58.21044780
A-5	46644UBA5	1,000.00000000	0.00000000	3.18483334	0.00000000	0.00000000	0.00000000	0.00000000	3.18483334	1,000.00000000
A-SB	46644UBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644UBE7	1,000.00000000	0.00000000	3.51302462	0.00000000	0.00000000	0.00000000	0.00000000	3.51302462	1,000.00000000
B	46644UBF4	1,000.00000000	0.00000000	3.51302452	0.00000000	0.00000000	0.00000000	0.00000000	3.51302452	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.51302450	0.00000000	0.00000000	0.00000000	0.00000000	3.51302450	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	3.09635782	0.00000000	0.00000000	0.00000000	0.00000000	3.09635782	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	3.30469116	0.00000000	0.00000000	0.00000000	0.00000000	3.30469116	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	2.22802600	1.07666539	2.55576633	0.00000000	0.00000000	2.22802600	1,000.00000000
NR	46644UAQ1	97.68187630	0.00000000	0.00000000	0.32280841	37.74310460	0.00000000	0.00000000	0.00000000	97.68187630
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	536.39314301	0.00000000	0.15189661	0.00000000	0.00000000	0.00000000	0.00000000	0.15189661	521.05839478
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	1,000.00000000
X-NR	46644UAJ7	97.68187630	0.00000000	0.02035032	0.00000000	0.00000000	0.00000000	0.00000000	0.02035032	97.68187630

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	89,732.17	0.00	89,732.17	0.00	0.00	0.00	89,732.17	0.00
A-5	04/01/25 - 04/30/25	30	0.00	1,353,079.63	0.00	1,353,079.63	0.00	0.00	0.00	1,353,079.63	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/25 - 04/30/25	30	0.00	156,233.26	0.00	156,233.26	0.00	0.00	0.00	156,233.26	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/25 - 04/30/25	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	04/01/25 - 04/30/25	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	04/01/25 - 04/30/25	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	04/01/25 - 04/30/25	30	0.00	982.21	0.00	982.21	0.00	0.00	0.00	982.21	0.00
A-S	04/01/25 - 04/30/25	30	0.00	339,115.78	0.00	339,115.78	0.00	0.00	0.00	339,115.78	0.00
B	04/01/25 - 04/30/25	30	0.00	309,880.38	0.00	309,880.38	0.00	0.00	0.00	309,880.38	0.00
C	04/01/25 - 04/30/25	30	0.00	204,637.19	0.00	204,637.19	0.00	0.00	0.00	204,637.19	0.00
D	04/01/25 - 04/30/25	30	0.00	175,213.60	0.00	175,213.60	0.00	0.00	0.00	175,213.60	0.00
E	04/01/25 - 04/30/25	30	0.00	109,999.95	0.00	109,999.95	0.00	0.00	0.00	109,999.95	0.00
F	04/01/25 - 04/30/25	30	27,079.38	60,502.29	0.00	60,502.29	19,711.59	0.00	0.00	40,790.70	46,790.97
NR	04/01/25 - 04/30/25	30	1,806,094.30	15,580.38	0.00	15,580.38	15,580.38	0.00	0.00	0.00	1,821,674.68
Totals			1,833,173.68	2,849,283.51	0.00	2,849,283.51	35,291.97	0.00	0.00	2,813,991.54	1,868,465.65

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.215629%	96,531,000.00	96,531,000.00	0.00	339,115.78	0.00	0.00	339,115.78	96,531,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.215629%	88,209,000.00	88,209,000.00	0.00	309,880.38	0.00	0.00	309,880.38	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.215629%	58,251,000.00	58,251,000.00	0.00	204,637.19	0.00	0.00	204,637.19	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	242,991,000.00	0.00	853,633.35	0.00	0.00	853,633.35	242,991,000.00

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	18,586,546.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,857,146.74	Master Servicing Fee	4,010.66
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	2,088.01
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.94
ARD Interest	0.00	Senior Trust Advisor Fee	1,216.59
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,857,146.74	Total Fees	7,863.21

Principal		Expenses/Reimbursements
Scheduled Principal	8,263,773.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	31,791.97
Principal Prepayments	7,418,367.98	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	90,414.02	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,772,555.29	Total Expenses/Reimbursements	35,291.97

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,813,991.54
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	15,772,555.29
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	18,586,546.83
Total Funds Collected	18,629,702.03	Total Funds Distributed	18,629,702.01

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	811,062,792.67	811,062,792.67	Beginning Certificate Balance	811,062,792.67
(-) Scheduled Principal Collections	8,263,773.29	8,263,773.29	(-) Principal Distributions	15,772,555.29
(-) Unscheduled Principal Collections	7,508,782.00	7,508,782.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	795,290,237.38	795,290,237.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	812,570,768.05	812,570,768.05	Ending Certificate Balance	795,290,237.38
Ending Actual Collateral Balance	796,985,589.56	796,985,589.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	15	80,304,625.27	10.10%	2	4.4486	1.565866	1.35 or less	11	221,387,340.67	27.84%	2	4.3867	0.950716
10,000,000 to 19,999,999		10	130,903,996.19	16.46%	(1)	4.3296	1.781217	1.36 to 1.45	1	10,910,738.72	1.37%	2	4.3842	1.402200
20,000,000 to 24,999,999		2	45,246,306.36	5.69%	2	4.4980	1.264184	1.46 to 1.55	4	74,629,622.65	9.38%	1	4.3100	1.483846
25,000,000 to 49,999,999		8	335,797,759.02	42.22%	2	4.2361	2.196221	1.56 to 1.65	6	124,142,820.28	15.61%	2	4.2722	1.626688
	50,000,000 or greater	3	203,037,550.54	25.53%	2	3.9934	2.968537	1.66 to 1.80	3	58,738,317.77	7.39%	2	4.2555	1.728366
	Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408	1.81 to 2.00	1	40,069,974.40	5.04%	2	4.6380	2.004800
								2.01 or greater	12	265,411,422.89	33.37%	0	3.9711	3.903432
								Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	42,271,113.70	5.32%	2	4.3174	2.560500
							Industrial	2	12,289,880.06	1.55%	2	4.3543	4.290318
Arizona	1	42,000,000.00	5.28%	1	3.5300	6.369300
							Lodging	7	40,322,716.55	5.07%	2	4.5568	1.933602
California	4	46,135,095.66	5.80%	2	4.2291	1.515518
							Mixed Use	2	43,888,403.97	5.52%	1	3.5730	6.146009
Colorado	3	24,390,257.15	3.07%	2	4.4338	0.787219
							Multi-Family	3	29,377,606.82	3.69%	2	4.4558	1.492241
Connecticut	7	35,721,211.53	4.49%	2	4.4622	1.452480
							Office	22	435,506,623.95	54.76%	1	4.3135	1.704391
Florida	2	51,321,230.11	6.45%	2	4.4083	1.339074
							Retail	13	229,425,604.40	28.85%	2	4.0851	2.457862
Georgia	1	2,959,888.95	0.37%	1	4.6170	1.172800
							Self Storage	1	4,479,401.63	0.56%	2	4.4720	1.313200
Hawaii	1	72,000,000.00	9.05%	1	3.5300	4.668800
							Totals	50	795,290,237.38	100.00%	1	4.2259	2.208408
Illinois	1	3,531,255.39	0.44%	2	4.6600	0.947000
Indiana	1	44,790,977.80	5.63%	2	4.4690	0.428300
Kansas	1	4,194,562.33	0.53%	1	4.3600	2.169800
Louisiana	2	78,983,399.98	9.93%	2	4.1988	1.677417
Maine	1	3,725,083.48	0.47%	1	4.4710	2.084300
Maryland	1	44,604,614.55	5.61%	1	4.1995	1.466500
Massachusetts	2	27,908,904.67	3.51%	2	4.3637	2.787191
New Jersey	7	84,570,702.86	10.63%	2	4.4002	1.574846
New York	5	87,419,923.08	10.99%	2	4.2913	2.502234
Ohio	1	17,675,208.40	2.22%	2	4.5250	1.530800
South Carolina	2	18,893,364.96	2.38%	2	4.4628	2.431775
Texas	2	18,007,073.07	2.26%	1	4.3114	0.735537
Virginia	1	23,744,252.01	2.99%	2	4.4700	1.340600
Washington	1	11,060,393.73	1.39%	(34)	3.9560	2.804300
Wisconsin	1	9,381,723.97	1.18%	2	4.4690	1.611700
Totals	50	795,290,237.38	100.00%	1	4.2259	2.208408

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	7	302,923,375.85	38.09%	0	3.9193	2.965977	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	16	285,257,580.47	35.87%	2	4.3233	2.082363	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	10	144,422,380.26	18.16%	2	4.4846	1.016175	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	58,050,885.04	7.30%	2	4.6486	1.854488	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	1	4,636,015.76	0.58%	2	4.9100	2.035900	49 months or greater	38	795,290,237.38	100.00%	1	4.2259	2.208408
	Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408	Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	38	795,290,237.38	100.00%	1	4.2259	2.208408	Interest Only	5	205,060,393.73	25.78%	0	3.8448	4.089809
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	33	590,229,843.65	74.22%	2	4.3583	1.554762
	Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	35	694,975,206.21	87.39%	1	4.2596	1.930014			No outstanding loans in this group
	13 months to 24 months	2	43,786,568.27	5.51%	1	3.5719	6.172481
	25 months or greater	1	56,528,462.90	7.11%	2	4.3174	2.560500
	Totals	38	795,290,237.38	100.00%	1	4.2259	2.208408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	261,114.92	178,753.68	0.00	N/A	07/01/25	--	74,687,841.32	74,509,087.64	05/01/25
2	304190002	RT	Aiea	HI	Actual/360	3.530%	211,800.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	05/01/25
3	304190003	OF	Various	Various	Actual/360	4.317%	203,895.31	143,230.27	0.00	N/A	07/01/25	--	56,671,693.17	56,528,462.90	05/01/24
5	304190005	OF	Fort Lee	NJ	Actual/360	4.186%	155,559.26	93,422.94	0.00	N/A	07/01/25	--	44,594,151.40	44,500,728.46	05/01/25
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	167,145.45	90,325.51	0.00	N/A	07/01/25	--	44,881,303.31	44,790,977.80	05/01/25
7	304190007	OF	Bethesda	MD	Actual/360	4.199%	156,405.84	88,088.16	0.00	N/A	06/01/25	--	44,692,702.71	44,604,614.55	05/01/25
8	304190008	OF	New York	NY	Actual/360	4.278%	167,555.00	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	05/01/25
9	695100513	OF	Princeton	NJ	Actual/360	4.638%	155,197.03	84,497.22	0.00	N/A	07/06/25	--	40,154,471.62	40,069,974.40	05/06/25
10	304190010	RT	Pembroke Pines	FL	Actual/360	4.327%	143,921.18	81,967.27	0.00	N/A	07/01/25	--	39,913,431.08	39,831,463.81	05/01/25
11	304190011	MU	Scottsdale	AZ	Actual/360	3.530%	123,550.00	0.00	0.00	N/A	06/01/25	--	42,000,000.00	42,000,000.00	05/01/25
13	304190013	OF	New York	NY	Actual/360	4.278%	117,645.00	0.00	0.00	N/A	07/01/25	--	33,000,000.00	33,000,000.00	05/01/25
17	883100412	MF	Charlottesville	VA	Actual/360	4.470%	88,667.18	59,017.34	0.00	N/A	07/06/25	--	23,803,269.35	23,744,252.01	05/06/25
18	883100407	Various West Hartford		CT	Actual/360	4.529%	81,326.06	46,030.62	0.00	N/A	07/06/25	--	21,548,084.97	21,502,054.35	05/06/25
20	304190020	RT	Carver	MA	Actual/360	4.390%	63,835.33	43,701.30	0.00	N/A	07/05/25	--	17,449,294.18	17,405,592.88	05/05/25
22	883100417	RT	Mentor	OH	Actual/360	4.525%	66,783.60	35,358.94	0.00	N/A	07/06/25	--	17,710,567.34	17,675,208.40	05/06/25
24	883100415	RT	Fresno	CA	Actual/360	4.390%	59,454.00	33,077.52	0.00	N/A	07/06/25	--	16,251,661.70	16,218,584.18	04/06/25
26	304190026	OF	Seattle	WA	Actual/360	3.956%	36,884.69	128,085.82	0.00	07/01/22	01/31/26	--	11,188,479.55	11,060,393.73	05/01/25
27	304190027	RT	Los Angeles	CA	Actual/360	3.853%	45,838.66	27,697.34	0.00	N/A	07/01/25	--	14,276,248.81	14,248,551.47	05/01/25
28	304190028	LO	Altamonte Springs	FL	Actual/360	4.690%	45,014.37	27,769.82	0.00	N/A	07/01/25	--	11,517,536.12	11,489,766.30	05/01/25
30	883100411	RT	Centennial	CO	Actual/360	4.384%	39,962.54	27,414.28	0.00	N/A	07/06/25	--	10,938,153.00	10,910,738.72	05/06/25
32	304190032	OF	Houston	TX	Actual/360	4.360%	39,430.69	23,866.23	0.00	N/A	06/01/25	--	10,852,483.52	10,828,617.29	05/01/25
33	695100516	LO	Janesville	WI	Actual/360	4.469%	35,070.56	35,296.89	0.00	N/A	07/06/25	--	9,417,020.86	9,381,723.97	05/06/25
34	304190034	IN	Wilmington	MA	Actual/360	4.320%	37,889.81	21,635.77	0.00	N/A	07/05/25	--	10,524,947.56	10,503,311.79	05/05/25
35	623100212	RT	Bridgeport	CT	Actual/360	4.375%	38,585.90	20,329.76	0.00	N/A	06/06/25	--	10,583,561.19	10,563,231.43	05/06/25
36	883100410	OF	Aurora	CO	Actual/360	4.475%	33,635.32	19,410.78	0.00	N/A	07/06/25	--	9,019,527.58	9,000,116.80	05/06/25
37	883100409	RT	Roseville	CA	Actual/360	4.435%	30,874.58	16,894.32	0.00	N/A	07/06/25	--	8,353,887.87	8,336,993.55	05/06/25
39	883100403	RT	Hanson	MA	Actual/360	4.286%	26,551.10	7,433,811.11	0.00	N/A	06/06/25	--	7,433,811.11	0.00	05/06/25
42	883100377	IN	Various	NJ	Actual/360	4.303%	24,675.43	6,881,366.08	0.00	N/A	04/06/25	--	6,881,366.08	0.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	304190043	RT	La Puente	CA	Actual/360	4.370%	26,744.91	13,174.32	0.00	N/A	07/05/25	--	7,344,140.78	7,330,966.46	05/05/25
44	304190044	RT	Dallas	TX	Actual/360	4.238%	25,398.40	13,163.75	0.00	N/A	07/01/25	--	7,191,619.53	7,178,455.78	05/01/25
47	883100399	MF	Various	NY	Actual/360	4.396%	20,688.96	14,222.63	0.00	N/A	06/06/25	--	5,647,577.44	5,633,354.81	05/06/25
49	695100515	LO	Spartanburg	SC	Actual/360	4.910%	19,037.52	16,737.86	0.00	N/A	07/06/25	--	4,652,753.62	4,636,015.76	05/06/25
50	304190050	LO	Bossier City	LA	Actual/360	4.257%	15,934.41	17,417.44	0.00	N/A	05/01/25	--	4,491,729.78	4,474,312.34	05/01/25
54	883100404	RT	Overland Park	KS	Actual/360	4.360%	15,278.89	10,637.96	0.00	N/A	06/06/25	--	4,205,200.29	4,194,562.33	05/06/25
55	883100430	SS	Centennial	CO	Actual/360	4.472%	16,726.89	9,029.28	0.00	N/A	07/06/25	--	4,488,430.91	4,479,401.63	05/06/25
57	304190057	LO	Portland	ME	Actual/360	4.471%	13,907.18	7,553.78	0.00	N/A	06/01/25	--	3,732,637.26	3,725,083.48	05/01/25
60	304190060	RT	Antioch	IL	Actual/360	4.660%	13,741.87	7,423.82	0.00	N/A	07/05/25	--	3,538,679.21	3,531,255.39	05/05/25
62	304190062	LO	Lakeville	CT	Actual/360	4.321%	13,188.35	6,655.86	0.00	N/A	06/01/25	--	3,662,581.61	3,655,925.75	05/01/25
63	695100501	LO	Woodstock	GA	Actual/360	4.617%	11,430.76	11,069.01	0.00	N/A	06/06/25	--	2,970,957.96	2,959,888.95	04/06/25
70	883100400	IN	Brooklyn	NY	Actual/360	4.556%	6,799.79	4,420.61	0.00	N/A	06/06/25	--	1,790,988.88	1,786,568.27	05/06/25
Totals							2,857,146.74	15,772,555.29	0.00				811,062,792.67	795,290,237.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,983,658.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,612,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.00	13,674,313.00	10/01/20	09/30/21	03/11/25	8,846,666.44	200,612.04	314,936.91	3,993,775.05	0.00	0.00
5	5,206,160.00	3,274,998.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,819,940.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,199,262.20	2,319,298.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,688,304.71	1,723,456.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,200,158.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,059,177.20	868,232.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	22,689,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,643,691.12	729,758.37	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,488,916.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,997,284.81	508,664.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,096,747.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,980,808.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,536,793.00	0.00	--	--	--	0.00	0.00	92,463.80	92,463.80	0.00	0.00
26	2,646,227.43	664,090.85	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,631,724.25	387,500.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,760,077.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,234,479.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	142,348.97	68,393.94	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,785,509.98	1,551,378.34	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	2,865,145.96	857,637.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,129,136.86	268,004.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	70,251.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	953,631.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	939,387.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,109,749.06	962,991.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	822,353.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	813,954.32	191,501.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	930,866.24	235,862.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,015,654.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,332,473.35	1,089,339.76	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	665,491.28	177,574.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	394,864.58	102,614.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	701,871.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	255,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	912,257.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	391,861.97	0.00	--	--	--	0.00	0.00	22,487.39	22,487.39	0.00	0.00
70	0.00	169,977.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	139,790,759.73	29,825,589.38				8,846,666.44	200,612.04	429,888.10	4,108,726.24	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
26	304190026	90,414.02	Partial Liquidation (Curtailment)	0.00	0.00
39	883100403	7,418,367.98	Payoff Prior to Maturity	0.00	0.00
Totals		7,508,782.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	1	56,528,462.90	0	0.00	0	0.00	0	0.00	1	90,414.02	1	7,418,367.98	4.225876%	4.191358%	1
04/17/25	0	0.00	0	0.00	1	56,671,693.17	0	0.00	0	0.00	0	0.00	1	119,436.52	1	7,098,936.85	4.227263%	4.193152%	2
03/17/25	0	0.00	0	0.00	1	56,807,621.58	0	0.00	0	0.00	0	0.00	1	76,528.27	4	14,271,933.95	4.246160%	4.212501%	3
02/18/25	0	0.00	0	0.00	2	96,963,465.11	0	0.00	0	0.00	0	0.00	1	59,403.87	0	0.00	4.244322%	4.200838%	4
01/17/25	0	0.00	0	0.00	2	97,098,312.80	0	0.00	1	0.00	0	0.00	1	174,057.70	1	9,448,696.78	4.244507%	4.201029%	5
12/17/24	0	0.00	0	0.00	3	113,323,455.53	0	0.00	1	16,090,794.51	0	0.00	1	106,628.61	0	0.00	4.240916%	4.193858%	6
11/18/24	0	0.00	0	0.00	3	113,507,919.94	0	0.00	1	16,134,553.15	0	0.00	1	133,189.34	0	0.00	4.241087%	4.194032%	7
10/18/24	0	0.00	0	0.00	3	113,682,990.65	0	0.00	1	16,176,294.44	0	0.00	1	135,079.73	0	0.00	4.241238%	4.194186%	8
09/17/24	0	0.00	0	0.00	3	113,866,176.79	0	0.00	1	16,219,757.21	0	0.00	1	124,912.18	0	0.00	4.241398%	4.198544%	9
08/16/24	0	0.00	1	57,778,737.62	2	56,261,193.86	0	0.00	1	16,261,193.86	0	0.00	1	109,961.18	0	0.00	4.241549%	4.198699%	10
07/17/24	1	57,910,565.55	0	0.00	2	56,302,482.36	0	0.00	1	16,302,482.36	0	0.00	1	123,000.55	0	0.00	4.241703%	4.198856%	11
06/17/24	1	58,048,841.07	0	0.00	2	56,345,508.46	0	0.00	1	16,345,508.46	0	0.00	0	0.00	0	0.00	4.241863%	4.199021%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304190003	05/01/24	11	6	314,936.91	3,993,775.05	0.00	58,179,668.55	02/16/22	2
24	883100415	04/06/25	0	B	92,463.80	92,463.80	197,790.51	16,251,661.70	09/23/24	3
63	695100501	04/06/25	0	B	22,487.39	22,487.39	0.00	2,970,957.96
Totals					429,888.10	4,108,726.24	197,790.51	77,402,288.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		4,474,312	4,474,312	0		0
0 - 6 Months		779,755,531	723,227,068	56,528,463		0
7 - 12 Months		11,060,394	11,060,394	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	795,290,237	738,761,774	0	0	56,528,463	0
Apr-25	811,062,793	754,391,100	0	0	56,671,693	0
Mar-25	851,464,388	794,656,766	0	0	56,807,622	0
Feb-25	928,441,552	831,478,087	0	0	96,963,465	0
Jan-25	929,955,138	832,856,826	0	0	97,098,313	0
Dec-24	977,234,421	863,910,966	0	0	97,232,661	16,090,795
Nov-24	978,968,804	865,460,884	0	0	97,373,367	16,134,553
Oct-24	980,633,285	866,950,295	0	0	97,506,696	16,176,294
Sep-24	982,383,796	868,517,619	0	0	97,646,420	16,219,757
Aug-24	984,027,341	869,987,409	0	57,778,738	40,000,000	16,261,194
Jul-24	985,649,878	871,436,830	57,910,566	0	40,000,000	16,302,482
Jun-24	987,370,301	872,975,952	58,048,841	0	40,000,000	16,345,508
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304190003	56,528,462.90	58,179,668.55	116,200,000.00	02/01/25	11,687,018.00	2.56050	09/30/21	07/01/25	241
24	883100415	16,218,584.18	16,251,661.70	25,400,000.00	05/09/15	1,406,273.00	1.26640	12/31/24	07/06/25	241
Totals		72,747,047.08	74,431,330.25	141,600,000.00		13,093,291.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304190003	OF	Various	02/16/22	2

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. Borrower has executed the Pre-Negotiation Letter and provided a COVID 19 modification request. Special Servicer identified instances of SPE violations and entered into a settlement agreement effective December 30, 2022. Special Servicer is working with Borrower on insurance funding shortfalls. Borrower has submitted a short-term payment deferral request.

Special Servicer is evaluating Borrower's request while dual-tracking the appointment of a receiver. Receivership proceedings will be filed by end of March 2024. Receivers have been appointed to all three properties and are evaluating the properties' needs. Special Servicer will proceed with foreclosure of the properties and has received approval to take title.

24	883100415	RT	CA	09/23/24	3

The TIC Borrowers declared Chapter 11 Bankruptcy as of 9/12/2024. The loan is secured by a retail shopping center located in Fresno, CA. Stipulation for the use of cash collateral to operate the property and pay debt service has been approved. Exclusivity was extended to 5/30/2025. The property has been listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	304060002	03/17/25	40,000,000.00	25,900,000.00	8,606,763.10	2,016,494.17	8,606,763.10	6,590,268.93	33,409,731.07	0.00	0.00	33,409,731.07	83.52%
14	304190014	01/17/25	16,090,794.51	9,500,000.00	10,991,555.97	1,500,811.10	10,991,555.97	9,490,744.87	6,600,049.64	0.00	0.00	6,600,049.64	20.15%
23	304060012	02/17/22	17,388,211.76	64,000,000.00	14,950,637.60	1,163,112.89	14,950,637.60	13,787,524.71	3,600,687.05	0.00	60,158.76	3,540,528.29	18.57%
51	883100420	10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	(165.00)	165.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,178,466.15	109,000,000.00	40,228,434.78	5,335,046.47	40,228,434.78	34,893,388.31	43,610,467.76	0.00	59,993.76	43,550,474.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	1,192.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	304060002	03/17/25	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07
14	304190014	01/17/25	0.00	0.00	6,600,049.64	0.00	0.00	6,600,049.64	0.00	0.00	6,600,049.64
23	304060012	12/15/23	0.00	0.00	3,540,528.29	0.00	0.00	(60,158.76)	0.00	0.00	3,540,528.29
		02/17/22	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05	0.00	0.00
51	883100420	03/17/22	0.00	0.00	165.00	0.00	0.00	165.00	0.00	0.00	165.00
		10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,192.37	43,550,474.00	0.00	0.00	43,550,474.00	0.00	0.00	43,550,474.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	31,791.97	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	31,791.97	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,291.97

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29